RECENT CHANGES IN ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENT CHANGES IN ACCOUNTING STANDARDS

3.

RECENT CHANGES IN ACCOUNTING STANDARDS

In April 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. This guidance raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. The guidance is effective for the Company beginning in the first quarter of the fiscal year ended January 31, 2016. The Company does not expect the adoption of ASU 2014-08 to have a material impact on its financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU 2014-09, creating a new Topic 606, Revenue from Contracts with Customers, to supersede the revenue recognition under current Topic 605, Revenue Recognition, and most industry-specific guidance. The core principle of the new guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those good or services. For public entities, the amendment becomes effective for annual or interim reporting periods beginning after December 15, 2016. Early adoption is not permitted. Management is currently evaluating the impact on its consolidated financial statement of adopting this guidance.

In June 2014, the FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide that a Performance Target Could Be Achieved after the Requisite Service Period, under ASC 718, Compensation – Stock Compensation. The amendment applies to all reporting entities that grant their employee share-based payments under which the terms of the award provides a performance target that affects vesting and could be achieved after the requisite service period. The amendment is effective for annual and interim periods beginning after December 15, 2015, and early adoption is permitted. The Company does not anticipate that the amendment will have a significant impact on our financial position, statement of operations or cash flow.

In November 2014, the FASB issued ASU No. 2014-16 (“ASU 2014-16”), “Derivatives and Hedging (Topic 815) — Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity”. ASU 2014-16 was issued to clarify how current U.S. GAAP should be interpreted in evaluating the economic characteristics and risk of a host contract in a hybrid financial instrument that is issued in the form of a share. In addition, ASU 2014-16 was issued to clarify that in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weight those terms and features. ASU 2014-16 is effective with fiscal years beginning after December 15, 2015. Early adoption in an interim period is permitted. The Company is currently evaluating the impact of the adoption of ASU 2014-16 on its consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-01, Income Statement—Extraordinary and Unusual Items (Subtopic 225-20). This ASU eliminates the concept of extraordinary items in Accounting Standards Codification Subtopic 225-20, Income Statement—Extraordinary and Unusual Items. The standard eliminates and no longer requires that an entity recognize an unusual and infrequent event separately in the income statement as an extraordinary item, net of tax. This ASU is effective for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Company does not expect the impact of the adoption of ASU 2015-01 to have a material impact on its financial position, results of operations and cash flows.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation—Amendments to the Consolidation Analysis (Topic 810). This ASU requires reporting entities to reevaluate whether they should consolidate certain legal entities under the revised consolidation model. This standard modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs), eliminates the presumption that a general partner should consolidate a limited partnership, and affects the consolidation analysis of reporting entities that are involved with VIEs, especially those that have fee arrangements and related party relationships. This ASU is effective for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Company is in the process of assessing the impact of the adoption of ASU 2015-02 on its financial position, results of operations and cash flows.